Background, Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Other Property and Investments	Other property and investments on Southwest’s and the Company’s Consolidated Balance Sheets includes:

	December 31,
(Thousands of dollars)	2019	2018
Southwest Gas Corporation:
Net cash surrender value of COLI policies	$132,072	$114,405
Other property	1,715	1,741
Total Southwest Gas Corporation	133,787	116,146
Centuri property, equipment, and intangibles	983,905	792,191
Centuri accumulated provision for depreciation and amortization	(352,333)	(298,939)
Other property	18,814	14,153
Total Southwest Gas Holdings, Inc.	$784,173	$623,551

Summary of Intangible Assets	These intangible assets are included in Other property and investments on the Company’s Consolidated Balance Sheets. Centuri’s intangible assets, not including goodwill, at December 31, 2019 and 2018, respectively, were as follows:

	December 31, 2019
(Thousands of dollars)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$154,186	$(20,735)	$133,451
Trade names and trademarks	23,353	(6,754)	16,599
Customer contracts backlog	270	(252)	18
Noncompete agreements	2,045	(1,602)	443
Total	$179,854	$(29,343)	$150,511

	December 31, 2018
Customer relationships	$152,533	$(11,716)	$140,817
Trade names and trademarks	23,013	(5,234)	17,779
Customer contracts backlog	270	(3)	267
Noncompete agreements	2,022	(1,064)	958
Total	$177,838	$(18,017)	$159,821

Schedule of Estimated Future Amortization of Intangible Assets
The estimated future amortization of the intangible assets for the next five years and thereafter is as follows:

(Thousands of dollars)
2020	$10,722
2021	10,303
2022	10,215
2023	10,215
2024	10,215
Thereafter	98,841
Total	$150,511

Schedule of Goodwill	Goodwill on the Company’s Consolidated Balance Sheet includes:

(Thousands of dollars)	Natural Gas Operations	Utility Infrastructure Services	Total Company
Balance, December 31, 2017	$10,095	$169,219	$179,314
Measurement-period adjustments - Neuco acquisition	—	182	182
Goodwill from Linetec acquisition	—	188,494	188,494
Foreign currency translation adjustment	—	(8,945)	(8,945)
Balance, December 31, 2018	10,095	348,950	359,045
Measurement-period adjustments - Linetec acquisition	—	(21,172)	(21,172)
Foreign currency translation adjustment	—	5,150	5,150
Balance, December 31, 2019	$10,095	$332,928	$343,023

Schedule of Capitalized and Debt Portion of AFUDC	Utility plant construction costs, including AFUDC, are recovered in authorized rates through depreciation when completed projects are placed into operation, and general rate relief is requested and granted.

(Thousands of dollars)	2019	2018	2017
AFUDC:
Debt portion	$4,558	$3,264	$1,666
Equity portion	4,161	3,627	2,296
AFUDC capitalized as part of utility plant	$8,719	$6,891	$3,962
AFUDC rate	5.36%	5.85%	5.95%

Schedule of Other Income (Deductions)	The following table provides the composition of significant items included in Other income (deductions) on the Consolidated Statements of Income:

(Thousands of dollars)	2019	2018	2017
Southwest Gas Corporation – natural gas operations segment:
Change in COLI policies	$17,400	$(3,200)	$10,300
Interest income	6,356	6,020	2,784
Equity AFUDC	4,161	3,627	2,296
Other components of net periodic benefit cost	(15,059)	(21,059)	(19,424)
Miscellaneous income and (expense)	(3,341)	(2,628)	(2,344)
Southwest Gas Corporation – total other income (deductions)	9,517	(17,240)	(6,388)
Utility infrastructure services segment:
Interest income	—	88	3
Foreign transaction gain (loss)	546	(222)	(754)
Equity in earnings of unconsolidated investment – Western	439	531	1,052
Miscellaneous income and (expense)	(519)	(635)	44
Centuri – total other income (deductions)	466	(238)	345
Corporate and administrative	102	52	13
Consolidated Southwest Gas Holdings, Inc. - total other income (deductions)	$10,085	$(17,426)	$(6,030)

Schedule of Earnings Per Share, Basic and Diluted	A reconciliation of the denominator used in the Basic and Diluted EPS calculations is shown in the following table:

(In thousands)	2019	2018	2017
Average basic shares	54,245	49,419	47,965
Effect of dilutive securities:
Management Incentive Plan shares	12	25	8
Restricted stock units (1)	55	32	18
Average diluted shares	54,312	49,476	47,991
(1) The number of securities granted for 2019, 2018, and 2017 includes 46,000, 23,000, and 7,000 performance shares, respectively, the total of which was derived by assuming that target performance will be achieved during the relevant performance period.